SEGMENT REPORTING	12 Months Ended
Dec. 31, 2013
SEGMENT REPORTING
SEGMENT REPORTING

17.  SEGMENT REPORTING

Based on the criteria established by ASC 280, Segment Reporting, the Company has determined that the business segments that constitute its primary reporting segments are video processor and video surveillance solution by the chief operating decision maker, the Chief Operating Officer, in accordance with the Group’s organization and internal financial reporting structure. As no measures of assets by segment are reported and used by the chief operating decision maker, the Group has not made disclosure of total assets by reportable segment.

Summarized information by business segments for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Year Ended December 31, 2011
	Video processor business	Video surveillance solution business	Intersegment elimination*	Consolidated

Revenue	47,857	12,083	(968)	58,972
Cost of revenue	(30,714)	(8,713)	968	(38,459)
Gross profit	17,143	3,370	—	20,513
Unallocated operating expenses				(49,134)
Unallocated non-operating income, net				4,360
Loss before income taxes				(24,261)

The revenue of Video processor business and Video surveillance solution business from external customers amounted to $47,857 and $6,850, respectively, in 2011.

* The intersegment eliminations represented products sold between Vimicro Hong Kong, Vimicro China and Vimicro Tianjin in 2011. Video processor business and video surveillance solution business segment revenues have been impacted by intersegment transactions that are eliminated in consolidation.

	Year Ended December 31, 2012
	Video processor business	Video surveillance solution business	Intersegment elimination**	Consolidated

Revenue	53,435	17,760	(8)	71,187
Cost of revenue	(30,603)	(14,551)	8	(45,146)
Gross profit	22,832	3,209	—	26,041
Unallocated operating expenses				(31,747)
Unallocated non-operating income, net				1,856
Loss before income taxes				(3,850)

The revenue of Video processor business and Video surveillance solution business from external customers amounted to $53,435 and $16,896, respectively, for the year ended December 31, 2012.

** The intersegment eliminations represented products sold between Vimicro Tianjin and Vimicro China in the year ended December 31, 2012. Video surveillance solution business segment revenues have been impacted by intersegment transactions that are eliminated in consolidation.

	Year Ended December 31, 2013
	Video processor business	Video surveillance solution business	Intersegment Elimination***	Consolidated

Revenue	22,078	43,791	(1,344)	64,525
Cost of revenue	(14,242)	(29,243)	1,344	(42,141)
Gross profit	7,836	14,548	—	22,384
Unallocated operating expenses				(33,258)
Unallocated non-operating income, net				1,445
Loss before income taxes expense				(9,429)

The revenue of Video processor business and Video surveillance solution business from external customers amounted to $20,735 and $21,654, respectively, for the year ended December 31, 2013.

*** The intersegment eliminations represented products sold between Vimicro Tianjin and Vimicro China in the year ended December 31, 2013. Video processor business and video surveillance solution business segment revenues have been impacted by intersegment transactions that are eliminated in consolidation.

The revenue presented below is attributed by country of domicile of the entity that recorded the revenue:

	Years Ended December 31
	2011	2012	2013
Revenue distribution
Mainland China	12,010	18,186	44,115
Hong Kong	46,962	53,001	20,410
	58,972	71,187	64,525

The following table summarizes information regarding the distribution of long-lived assets by geographic region:

	As of December 31
	2012	2013
Long-lived assets
Mainland China	40,349	47,300
Hong Kong	318	1,058
U.S.A.	155	133
	40,822	48,491

The following table summarizes the Group’s revenues for each product class for the years ended December 31, 2011, 2012 and 2013 respectively:

	Years Ended December 31
	2011	2012	2013
Video processor business segment:
PC camera processor	46,974	53,011	20,401
Surveillance processor	—	—	1,670
Other products	883	424	7
Sub-total	47,857	53,435	22,078
Video surveillance solutions business segment:	12,083	17,760	43,791
Intersegment elimination	(968)	(8)	(1,344)
Total multimedia business	58,972	71,187	64,525